Income Taxes - Significant Components of Deferred Tax Assets (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Federal and state net operating loss carryforwards	$ 663,213	$ 620,007
Credits	4,584,939	2,871,521
Deferred rent	29,444	39,817
Other accrued liabilities	754,442	55,961
Depreciation	21,685	2,245
Total deferred tax assets	6,053,723	3,589,551
Deferred tax liabilities:
Other accrued liabilities	0	0
Depreciation	0	0
Total deferred tax liabilities	0	0
Valuation allowance	6,053,723	3,589,551
Net deferred tax liability	$ 0	$ 0